Reverse Recapitalization - Schedule of Reverse Recapitalization (Details) - shares	Jan. 25, 2022	Jan. 24, 2022
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	88,824,647	17,215,336
Issuance of shares for transaction fees (in shares)	2,058,229
Forward Purchase Contract Warrant
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	1,250,000
Series A preferred stockholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	7,968,316
Series B preferred stockholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	4,597,928
Series B-1 preferred stockholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	2,171,399
2018 convertible noteholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	5,581,416
2019 convertible noteholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	7,846,333
2020 convertible noteholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, conversion of convertible securities (in shares)	4,553,205
Redeemable Series X preferred stockholders
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	2,140,340
Liberty investors
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	20,000,000
PIPE investors
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	5,816,770
Shares issued for Cantor loan repayment
Schedule of Reverse Recapitalization [Line Items]
Stock issued during period, shares, repayment of loan (in shares)	788,021
CF V shares
Schedule of Reverse Recapitalization [Line Items]
Stock issued (in shares)	6,837,354